Related Party Transactions - Transactions with Investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction
Advertising revenues earned from related party	$ 6,033	¥ 41,482	¥ 67,393	¥ 98,413
Paid services revenues earned from and through related party	12,673	87,131	139,149	122,844
Issuance of convertible loans to related party and related interest income including the effect of foreign exchange	1,308		(1,799)	248,249	¥ 8,993
Phoenix FM
Related Party Transaction
Advances provided to/(repaid by) related party				(102)
Loans repaid by related party				(7,056)
Revenues earned from related party	23	160	855
Tianbo
Related Party Transaction
Advertising revenues earned from related party	28	193	13,869	13,482
Advances provided to/(repaid by) related party	1,559	10,721	29	(1,177)
Advertising resources provided by related party				(670)
Lilita
Related Party Transaction
Advertising revenues earned from related party	1	9	10,000	42,619
Paid services revenues earned from and through related party	2	12	161	172
Fenghuang Jingcai
Related Party Transaction
Advances provided to/(repaid by) related party				19
Particle
Related Party Transaction
Loans repaid by related party	(12,229)	(84,083)	(48,747)
Revenue sharing fees charged by investees	(11)	(77)	(111)
Loans provided to related party and related interest income including the effect of foreign exchange			87,514	¥ 50,337
Corporate administrative expenses	(12)	¥ (82)	(725)
Sale of assets to Particle at carrying value	$ (60)		¥ 4,740		¥ (413)